CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Issued capital	Additional paid-in capital	Retained earnings	Foreign currency translation reserve	Investment revaluation reserve and cash flow hedge reserve	Attributable to owners of the Parent	Non-controlling interest
Balance at beginning of the year (in shares) at Dec. 31, 2019	[1]	36,963,619
Balance at beginning of the year at Dec. 31, 2019		$ 438,714	$ 44,356	$ 157,537	$ 239,378	$ (2,497)	$ (60)	$ 438,714
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	394,319
Issuance of shares under share-based compensation plan (see note 30.1)		$ 18,830	473	18,357				18,830
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	226,850
Issuance of shares under subscription agreement (see note 30.1)		$ 46,298	272	46,026				46,298
Common shares issued pursuant to the public offering (see note 30.2) (in shares)	[1]	2,300,000
Common shares issued pursuant to the public offering (see note 30.2)		$ 300,880	2,760	298,120				300,880
Share-based compensation plan (see note 25)		21,117		21,117				21,117
Other comprehensive income (loss) for the year		(117)				(398)	281	(117)
Net income for the year		$ 54,217			54,217			54,217
Balance at end of the year (in shares) at Dec. 31, 2020	[1]	39,884,788
Balance at end of the year at Dec. 31, 2020		$ 879,939	47,861	541,157	293,595	(2,895)	221	879,939
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	449,078
Issuance of shares under share-based compensation plan (see note 30.1)		$ 27,604	539	27,065				27,604
Issuance of shares under ESPP plan (note 25.4) (in shares)	[1]	7,453
Issuance of shares under ESPP plan (note 25.4)		$ 2,340	9	2,331				2,340
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	38,879
Issuance of shares under subscription agreement (see note 30.1)		$ 9,121	47	9,074				9,121
Equity settled deferred consideration ( note 26)		$ 2,152		2,152				2,152
Common shares issued pursuant to the public offering (see note 30.2) (in shares)	[1]	1,380,000
Common shares issued pursuant to the public offering (see note 30.2)		$ 286,207	1,656	284,551				286,207
Share-based compensation plan (see note 25)		$ 29,209		29,209				29,209
Repurchase of shares (note 25.4) (in shares)	[1]	(27,000)
Repurchase of shares (note 25.4)		$ (7,256)	(32)	(7,224)				(7,256)
Put option over non-controlling interest (note 3.13.3)		(16,285)		(16,285)				(16,285)
Non-controlling interest arising on a business combination (note 26)		2,648							$ 2,648
Other comprehensive income (loss) for the year		(3,721)				(3,733)	12	(3,721)
Net income for the year		$ 96,355			96,065			96,065	290
Balance at end of the year (in shares) at Dec. 31, 2021	[1]	41,733,198
Balance at end of the year at Dec. 31, 2021		$ 1,308,313	50,080	872,030	389,660	(6,628)	233	1,305,375	2,938
Issuance of shares under share-based compensation plan (see note 30.1) (in shares)	[1]	360,680
Issuance of shares under share-based compensation plan (see note 30.1)		$ 36,074	433	35,641				36,074
Issuance of shares under ESPP plan (note 25.4) (in shares)	[1]	39,136
Issuance of shares under ESPP plan (note 25.4)		$ 8,981	47	8,934				8,981
Issuance of shares under subscription agreement (see note 30.1) (in shares)	[1]	183,145
Issuance of shares under subscription agreement (see note 30.1)		$ 35,856	220	35,636				35,856
Share-based compensation plan (see note 25)		$ 6,605		6,605				6,605
Repurchase of shares (note 25.4) (in shares)	[1]	(46,500)
Repurchase of shares (note 25.4)		$ (9,316)	(56)	(9,260)				(9,316)
Put option over non-controlling interest (note 3.13.3)		0		934				934	(934)
Non-controlling interest arising on a business combination (note 26)		45,469							45,469
Other comprehensive income (loss) for the year		(25,048)				(21,770)	(3,278)	(25,847)	799
Net income for the year		$ 149,479			148,891			148,891	588
Balance at end of the year (in shares) at Dec. 31, 2022	[1]	42,269,659
Balance at end of the year at Dec. 31, 2022		$ 1,556,413	$ 50,724	$ 950,520	$ 538,551	$ (28,398)	$ (3,045)	$ 1,507,553	$ 48,860

[1]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.